Equity-Based Compensation Plan (Narrative) (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares
Phantom Units [Member]
Unit-based awards under the Plan
Grant date fair value of performance units granted | $ / shares	$ 29.42	$ 35.00	$ 49.56
Outstanding Phantom Unit Awards
Convertible at December 31, 2016 | shares	494,189
Unrecognized compensation cost	$ 17
Cost not yet recognized, period for recognition	2 years
Performance Shares [Member]
Unit-based awards under the Plan
Grant date fair value of performance units granted | $ / shares	$ 0.63	$ 1.03	$ 1.16
Outstanding Phantom Unit Awards
Unrecognized compensation cost	$ 1
Cost not yet recognized, period for recognition	1 year 7 months
Mplx 2012 Incentive Compensation Plan [Member]
Compensation Expense
Total compensation expense	$ 10	$ 4	$ 3
Mplx 2012 Incentive Compensation Plan [Member] | Performance Shares [Member]
Unit-based awards under the Plan
Grant date fair value of performance units granted | $ / shares	$ 0.63	$ 1.03
Maximum [Member] | Mplx 2012 Incentive Compensation Plan [Member]
Description of the Plan
Common units available for delivery under the plan | shares	2,750,000.00
Officer [Member] | Mplx 2012 Incentive Compensation Plan [Member] | Phantom Units [Member]
Unit-based awards under the Plan
Award requisite service period	3 years
Accrued distributions	$ 2	$ 1
Officer [Member] | Mplx 2012 Incentive Compensation Plan [Member] | Performance Shares [Member]
Unit-based awards under the Plan
Award requisite service period	36 months
Measurement period	4
Award percentage paid out in cash	75.00%
Award percentage paid out in stock	25.00%
General and administrative expenses [Member]
Compensation Expense
Stock-based compensation plans expenses	$ 5	1	$ 1
MarkWest [Member] | Mplx 2012 Incentive Compensation Plan [Member]
Compensation Expense
Total compensation expense		$ 15